Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument, Redemption
2023	$ 371,906
2024	118,376
2025	184,091
2026	253,403
2027 and thereafter	134,871
Total	1,062,647	$ 974,596
Sale & Leaseback
Debt Instrument, Redemption
2023	13,161
2024	13,804
2025	14,399
2026	15,060
2027 and thereafter	134,871
Total	191,295
Periodic repayment
Debt Instrument, Redemption
2023	77,839
2024	41,179
2025	33,109
2026	18,822
Total	170,949
Balloon Repayment
Debt Instrument, Redemption
2023	280,906
2024	63,393
2025	136,583
2026	219,521
Total	$ 700,403